Offsets	Nov. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Sep. 03, 2024
Fee Offset Claimed	$ 2,887.77
Explanation for Claimed Amount	An aggregate fee of $2,887.77 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on September 3, 2024 (the "September 2024 TO-I"). The final transaction fee due pursuant to the final amendment to the September 2024 TO-I filed on October 3, 2024 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $2,887.77 filing fee paid in connection with the September 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Dec. 02, 2024
Fee Offset Claimed	$ 1,837.91
Explanation for Claimed Amount	An aggregate fee of $1,837.91 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on December 2, 2024 (the "December 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 6, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,837.91 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Mar. 03, 2025
Fee Offset Claimed	$ 1,551.02
Explanation for Claimed Amount	An aggregate fee of $1,634.81 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on March 3, 2025 (the "March 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2025 Schedule TO-I filed on April 28, 2025 was $83.79, as $547,245.58 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,551.02 portion of the filing fee paid in connection with the March 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Jun. 02, 2025
Fee Offset Claimed	$ 1,078.65
Explanation for Claimed Amount	An aggregate fee of $1,260.28 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on June 2, 2025 (the "June 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2025 Schedule TO-I filed July 28, 2025 was $181.63, as $1,186,319.19 of shares were tendered. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,078.65 portion of the filing fee paid in connection with the June 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 365.39
Explanation for Claimed Amount	An aggregate fee of $1,372.83 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on September 2, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed October 27, 2025 was $1,007.44 as $6,580,284.10 of shares were tendered. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $365.39 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Sep. 03, 2024
Fee Paid with Fee Offset Source	$ 2,887.77
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Dec. 02, 2024
Fee Paid with Fee Offset Source	$ 1,837.91
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Mar. 03, 2025
Fee Paid with Fee Offset Source	$ 1,551.02
Offset: 9
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Jun. 02, 2025
Fee Paid with Fee Offset Source	$ 1,078.65
Offset: 10
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 365.39